Shareholders’ Equity (Details) - Schedule of fair value of the options granted - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Shareholders’ Equity (Details) - Schedule of fair value of the options granted [Line Items]
Risk-free interest rate	6.00%
Dividend yield		0.00%
Underwriters Warrants [Member] | Bottom of Range [Member]
Shareholders’ Equity (Details) - Schedule of fair value of the options granted [Line Items]
Expected volatility		93.64%
Exercise price (in Dollars per share)		$ 2.18
Share price (in Shares)		1.41
Risk-free interest rate		1.91%
Expected life		2 years
Underwriters Warrants [Member] | Top of Range [Member]
Shareholders’ Equity (Details) - Schedule of fair value of the options granted [Line Items]
Expected volatility		93.92%
Exercise price (in Dollars per share)		$ 3.97
Share price (in Shares)		3.97
Risk-free interest rate		3.14%
Expected life		10 years